Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Ordinary shares in issue (in shares)	603,143	539,841	500,252
Adjustment for weighted number of ordinary shares in issue (in shares)	(61,306)	(12,974)	(54,304)
Weighted number of ordinary shares in issue (in shares)	541,837	526,867	445,948
Treasury shares (in shares)	(6,501)	(3,058)	(52)
Basic weighted average number of ordinary shares in issue (in shares)	535,336	523,809	445,896
Owners of the parent	R (878)	R (2,607)	R (4,473)
Total basic earnings/(loss) per share (in rand per share)	R (1.64)	R (4.98)	R (10.03)